Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2021
Contingent liabilities and commitments
Contingent liabilities and commitments

Notes

11. Contingent liabilities and commitments

The amounts shown in the table below are intended only to provide an indication of the volume of business outstanding at 30 June 2021. Although NatWest Group is exposed to credit risk in the event of a customer’s failure to meet its obligations, the amounts shown do not, and are not intended to, provide any indication of NatWest Group’s expectation of future losses.

	30 June	31 December
	2021	2020
	£m	£m

Guarantees	2,005	2,244
Other contingent liabilities	2,117	2,321
Standby facilities, credit lines and other commitments	119,387	124,167
Contingent liabilities and commitments	123,509	128,732

Contingent liabilities arise in the normal course of NatWest Group's business; credit exposure is subject to the bank’s normal controls.